CHASE FUNDS
                        SUPPLEMENT DATED JANUARY 12, 1999
              TO THE INVESTOR SHARES PROSPECTUS DATED JULY 31, 1998

The following paragraph replaces the fourth paragraph of the "Portfolio Managers" section found on page 38 of the Prospectus:

"Henry Lartique, the Chief Investment Officer at Chase Texas, has served as the portfolio manager for Equity Growth Fund since July 1994 and the equity portion of the Balanced Fund since July 1994. Mr. Lartique also serves as a co-manager of the Core Equity Fund. He has been a manager of this Fund since January 1996. Between July 1992 and July 1994, Mr. Lartique was self-employed as a registered investment adviser."

The following paragraph should be inserted after the fourth paragraph of the "Portfolio Managers" section found on page 38 of the Prospectus:

"Jeff Phelps, a Senior Investment Officer at Chase Texas, has served as co-manager of the Core Equity Fund since January 1999. Mr. Phelps has been a portfolio manager for Chase Texas since April 1997. Prior to joining Chase Texas in 1997, Mr. Phelps was employed by Houston Industries, Inc."

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                                   CHASE FUNDS
                        SUPPLEMENT DATED JANUARY 12, 1999
              TO THE PREMIER SHARES PROSPECTUS DATED APRIL 30, 1998

The following paragraph replaces the fourth paragraph of the "Portfolio Managers" section found on page 50 of the Prospectus:

"Henry Lartique, the Chief Investment Officer at Chase Texas, has served as the portfolio manager for Equity Growth Fund since July 1994 and the equity portion of the Balanced Fund since July 1994. Mr. Lartique also serves as a co-manager of the Core Equity Fund. He has been a manager of this Fund since January 1996. Between July 1992 and July 1994, Mr. Lartique was self-employed as a registered investment adviser."

The following paragraph should be inserted after the fourth paragraph of the "Portfolio Managers" section found on page 38 of the Prospectus:

"Jeff Phelps, a Senior Investment Officer at Chase Texas, has served as co-manager of the Core Equity Fund since January 1999. Mr. Phelps has been a portfolio manager for Chase Texas since April 1997. Prior to joining Chase Texas in 1997, Mr. Phelps was employed by Houston Industries, Inc."